Consolidated Balance Sheets (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Current Assets
Cash	$ 141,204	$ 20,066	$ 1,304,374
Accounts receivable, net of allowance for doubtful accounts	93,337	118,408	76,047
Prepaid expenses	3,300	3,300	272
Security deposits		0	345
Total current assets	237,841	141,774	1,381,038
Property and equipment, net	40,363	45,778	56,357
Website development costs and intangible assets, net	3,223,845	3,701,144	4,254,582
Due from affiliates	337,093	131,086	4,199
Total assets	3,839,142	4,019,782	5,696,176
Current Liabilities
Accounts payable and accrued expenses	1,853,151	1,880,294	1,257,032
Deferred revenue	35,603	45,565	31,310
Derivative liabilities	571,630	305,220	0
Convertible notes payable, net of discount of $-0- and $-0-, respectively	60,000	60,000	280,000
Loans payable	170,000	170,000	191,214
Total current liabilities	2,690,384	2,461,079	1,759,556
Convertible notes payable	265,024	2,605	0
Total liabilities	2,955,408	2,463,684	1,759,556
Stockholders' Equity
Common Stock, Value	88,664	84,980	49,040
Additional paid-in-capital	17,721,847	16,610,912	14,179,044
Subscription advances	0	130,000	13,500
Accumulated other comprehensive income (loss)	48,105	40,042	(19,215)
Accumulated deficit	(17,041,710)	(15,376,638)	(10,379,759)
Total stockholders' equity	883,734	1,556,098	3,936,620
Total liabilities and stockholders' equity	3,839,142	4,019,782	5,696,176
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred Stock Value	66,802	66,802	94,010
Total stockholders' equity		66,802	94,010
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred Stock Value	$ 26	$ 0	$ 0